TRADE ACCOUNTS RECEIVABLE - Breakdown of balances (Details) - Trade accounts receivable - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ 6,848,454	R$ 9,607,012
Factoring of receivables
TRADE ACCOUNTS RECEIVABLE
Financial assets	4,273,623	6,889,492
Cost | Domestic (Brazil) | Third party
TRADE ACCOUNTS RECEIVABLE
Financial assets	1,785,157	1,915,745
Cost | Domestic (Brazil) | Related parties
TRADE ACCOUNTS RECEIVABLE
Financial assets	45,650	99,608
Cost | Foreign | Third party
TRADE ACCOUNTS RECEIVABLE
Financial assets	5,049,609	7,612,768
Expected credit losses
TRADE ACCOUNTS RECEIVABLE
Financial assets	R$ (31,962)	R$ (21,109)